Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
1 / December 2024
Issues
Maturity
Date
Principal
Amount Value
BONDS – 105 .37%
ASSET-BACKED SECURITIES — 15 .98% **
AGL CLO 12 Ltd.,
Series 2021-12A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
6.48% 07/20/34
1,2,3
$ 125,000 $ 125,297
BCRED CLO LLC,
Series 2023-1A, Class A
(CME Term SOFR 3-Month plus 2.30%)
6.92% 01/20/36
1,2
250,000 252,408
Bear Mountain Park CLO Ltd.,
Series 2022-1A, Class BR
(United Kingdom)
(CME Term SOFR 3-Month plus 1.75%)
6.41% 07/15/37
1,2,3
200,000 201,397
Carvana Auto Receivables Trust,
Series 2022-P3, Class R
0.00% 09/10/29
2
1,750 181,738
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class BRR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
6.23% 04/20/34
1,2,3
75,000 75,073
CoreVest American Finance Trust,
Series 2020-1, Class A2
2.30% 03/15/50
2
121,928 113,524
Crystal River CDO,
Series 2005-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 0.62%)
5.12% 03/02/46
1,2,3,4,5
419,900 43,347
Diamond Infrastructure Funding LLC,
Series 2021-1A, Class C
3.48% 04/15/49
2
215,000 199,889
Elmwood CLO 30 Ltd.,
Series 2024-6A, Class B
(United Kingdom)
(CME Term SOFR 3-Month plus 1.75%)
7.05% 07/17/37
1,2,3
250,000 252,530
FirstKey Homes Trust,
Series 2020-SFR1, Class F2
4.28% 08/17/37
2
162,000 160,059
FirstKey Homes Trust,
Series 2020-SFR1, Class G
4.78% 08/17/37
2
265,000 262,418
FirstKey Homes Trust,
Series 2021-SFR2, Class C
1.71% 09/17/38
2
250,000 235,565
FirstKey Homes Trust,
Series 2022-SFR1, Class D
5.20% 05/19/39
2
350,000 343,531
Flatiron RR CLO 22 LLC,
Series 2021-2A, Class B
(CME Term SOFR 3-Month plus 1.86%)
6.52% 10/15/34
1,2
250,000 250,405
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
FRTKL,
Series 2021-SFR1, Class G
4.11% 09/17/38
2
$ 300,000 $ 281,738
GLS Auto Receivables Issuer Trust,
Series 2023-2A, Class D
6.31% 03/15/29
2
220,000 223,273
GoldenTree Loan Management U.S. CLO 17 Ltd.,
Series 2023-17A, Class D
(United Kingdom)
(CME Term SOFR 3-Month plus 5.00%)
9.62% 07/20/36
1,2,3
175,000 178,572
GoldenTree Loan Management U.S. CLO 20 Ltd.,
Series 2024-20A, Class B
(United Kingdom)
(CME Term SOFR 3-Month plus 1.80%)
6.42% 07/20/37
1,2,3
90,000 90,473
Golub Capital Partners CLO 42M-R, Ltd.,
Series 2019-42RA, Class A2R
(United Kingdom)
(CME Term SOFR 3-Month plus 2.75%)
7.37% 01/20/36
1,2
175,000 177,138
Golub Capital Partners CLO 66B Ltd.,
Series 2023-66A, Class A
(United Kingdom)
(CME Term SOFR 3-Month plus 1.95%)
6.58% 04/25/36
1,2,3
250,000 251,087
Golub Capital Partners CLO 69M, Ltd.,
Series 2023-69A, Class B1
(United Kingdom)
(CME Term SOFR 3-Month plus 3.25%)
7.77% 11/09/36
1,2
250,000 253,415
HPS Loan Management Ltd.,
Series 2023-18A, Class D
(Cayman Islands)
(CME Term SOFR 3-Month plus 5.75%)
10.37% 07/20/36
1,2,3
175,000 179,420
HPS Loan Management Ltd.,
Series 2024-19A, Class C2
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.90%)
7.56% 04/15/37
1,2,3
250,000 252,457
KGS-Alpha SBA COOF Trust,
Series 2015-1, Class A (IO)
1.81% 10/25/35
2,6
605,083 20,857
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.39%)
6.04% 07/17/35
1,2,3
85,000 85,253
Neuberger Berman Loan Advisers CLO 56 Ltd.,
Series 2024-56A, Class SUB
(Cayman Islands)
0.00% 07/24/37
2,3,6
250,000 240,417

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
OCP CLO Ltd.,
Series 2021-21A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
6.58% 07/20/34
1,2,3
$ 50,000 $ 50,085
OCP CLO Ltd.,
Series 2023-28A, Class D
(United Kingdom)
(CME Term SOFR 3-Month plus 5.35%)
10.00% 07/16/36
1,2,3
250,000 255,915
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
6.57% 07/15/36
1,2,3
125,000 125,375
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
5.92% 02/24/37
1,2,3
150,000 150,315
Palmer Square CLO Ltd.,
Series 2024-3A, Class SUB
(Cayman Islands)
0.00% 07/20/37
2,3,6
250,000 238,348
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A2
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.01%)
6.63% 01/20/34
1,2,3
40,000 40,071
Progress Residential Trust,
Series 2021-SFR6, Class G
4.00% 07/17/38
2
250,000 240,178
Progress Residential Trust,
Series 2021-SFR7, Class F
3.83% 08/17/40
2
220,000 197,390
Progress Residential,
Series 2021-SFR1, Class F
2.76% 04/17/38
2
292,000 282,036
Progress Residential,
Series 2021-SFR3, Class E1
2.54% 05/17/26
2
225,000 218,804
Progress Residential,
Series 2021-SFR3, Class F
3.44% 05/17/26
2
200,000 195,228
Progress Residential,
Series 2021-SFR4, Class F
3.41% 05/17/38
2
320,000 305,716
Rad CLO 22 Ltd.,
Series 2023-22A, Class D
(Cayman Islands)
(CME Term SOFR 3-Month plus 5.00%)
9.62% 01/20/37
1,2,3
100,000 103,147
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.45%)
6.07% 10/20/30
1,2,3
50,880 50,944
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5
$ 58,446 $ 53,316
SLC Student Loan Trust,
Series 2004-1, Class B
(SOFR90A plus 0.55%)
5.60% 08/15/31
1
83,735 73,753
SLM Student Loan Trust,
Series 2007-7, Class B
(SOFR90A plus 1.01%)
6.20% 10/27/70
1
215,000 216,693
SLM Student Loan Trust,
Series 2008-2, Class B
(SOFR90A plus 1.46%)
6.65% 01/25/83
1
340,000 352,837
SLM Student Loan Trust,
Series 2008-3, Class B
(SOFR90A plus 1.46%)
6.65% 04/26/83
1
340,000 352,719
SLM Student Loan Trust,
Series 2008-4, Class B
(SOFR90A plus 2.11%)
7.30% 04/25/73
1
340,000 356,042
SLM Student Loan Trust,
Series 2008-5, Class B
(SOFR90A plus 2.11%)
7.30% 07/25/73
1
235,000 243,538
Stratus CLO Ltd.,
Series 2021-3A, Class SUB
(Cayman Islands)
0.00% 12/29/29
2,3,6
250,000 5,800
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61% 01/16/46
2
219,673 224,232
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97% 08/15/36
2
255,201 260,998
Textainer Marine Containers VII Ltd.,
Series 2021-2A, Class A
(Bermuda)
2.23% 04/20/46
2,3
176,667 161,512
TIF Funding II LLC,
Series 2021-1A, Class A
1.65% 02/20/46
2
367,478 325,370
Trestles CLO V Ltd.,
Series 2021-5A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.43%)
6.05% 10/20/34
1,2,3
90,000 90,103
Tricon American Homes,
Series 2020-SFR1, Class D
2.55% 07/17/38
2
133,000 127,498

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
3 / December 2024
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Tricon American Homes,
Series 2020-SFR1, Class F
4.88% 07/17/38
2
$ 244,000 $ 240,507
Total Asset-Backed Securities
(Cost $10,599,430) 10,469,751
CORPORATES — 21 .88% *
Banking — 3 .48%
Bank of America Corp.
3.42% 12/20/28
6
35,000 33,570
Bank of America Corp.
(MTN)
1.32% 06/19/26
6
100,000 98,382
1.92% 10/24/31
6
585,000 488,914
3.82% 01/20/28
6
110,000 107,792
Bank of America Corp.,
Series RR, NVS
4.38%
6,7
15,000 14,484
HSBC Holdings PLC
(United Kingdom)
2.10% 06/04/26
3,6
330,000 326,069
2.36% 08/18/31
3,6
50,000 42,575
JPMorgan Chase & Co.
1.04% 02/04/27
6
250,000 240,163
1.58% 04/22/27
6
55,000 52,820
2.07% 06/01/29
6
205,000 186,353
JPMorgan Chase & Co.,
NVS
1.05% 11/19/26
6
5,000 4,840
PNC Financial Services Group, Inc. (The)
6.88% 10/20/34
6
40,000 43,692
Santander UK Group Holdings PLC
(United Kingdom)
1.67% 06/14/27
3,6
40,000 38,070
U.S. Bancorp
4.84% 02/01/34
6
35,000 33,509
5.84% 06/12/34
6
15,000 15,311
U.S. Bancorp,
NVS
3.70%
6,7
15,000 14,221
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
6
240,000 239,270
2.39% 06/02/28
6
45,000 42,400
2.57% 02/11/31
6
95,000 83,881
3.35% 03/02/33
6
155,000 136,006
5.57% 07/25/29
6
40,000 40,622
2,282,944
Communications — 2 .64%
Altice France SA
(France)
8.13% 02/01/27
2,3
5,000 4,063
CCO Holdings, LLC/CCO Holdings Capital Corp.
4.50% 06/01/33
2
75,000 63,124
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.70% 04/01/51 $ 54,000 $ 33,937
3.90% 06/01/52 149,000 96,157
4.80% 03/01/50 50,000 37,670
6.65% 02/01/34 50,000 51,515
Cogent Communications Group LLC,
7.00% 06/15/27
2
38,000 38,164
Consolidated Communications, Inc.
6.50% 10/01/28
2
25,000 24,109
CSC Holdings LLC
6.50% 02/01/29
2
92,000 77,478
7.50% 04/01/28
2
28,000 19,237
11.75% 01/31/29
2
89,000 88,025
Frontier Communications Holdings LLC
5.88% 10/15/27
2
75,000 74,813
8.63% 03/15/31
2
111,000 118,146
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
3
100,000 97,402
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
2
200,000 146,305
Sirius XM Radio LLC
3.88% 09/01/31
2
55,000 46,107
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
2
11,250 11,261
5.15% 03/20/28
2
341,250 343,100
Time Warner Cable LLC
5.50% 09/01/41 154,000 131,038
5.88% 11/15/40 10,000 8,953
T-Mobile USA, Inc.
2.25% 02/15/26 66,000 64,189
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
2,3
175,000 155,177
1,729,970
Consumer Discretionary — 1 .40%
Anheuser-Busch InBev SA
(EMTN)
(Belgium)
3.95% 03/22/44
3
100,000 105,556
BAT Capital Corp.
2.73% 03/25/31 25,000 21,607
5.65% 03/16/52 90,000 82,417
Central Garden & Pet Co.
4.13% 10/15/30 40,000 35,961
Edgewell Personal Care Co.
5.50% 06/01/28
2
32,000 31,347
Everi Holdings, Inc.
5.00% 07/15/29
2
73,000 73,056
Imperial Brands Finance PLC
(United Kingdom)
6.13% 07/27/27
2,3
70,000 71,889

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
JDE Peet's NV
(Netherlands)
2.25% 09/24/31
2,3
$ 200,000 $ 162,559
Spectrum Brands, Inc.
3.88% 03/15/31
2
8,000 6,897
WarnerMedia Holdings, Inc.
4.28% 03/15/32 40,000 35,267
5.05% 03/15/42 70,000 56,217
5.14% 03/15/52 310,000 231,103
913,876
Diversified REITs — 0 .60%
American Assets Trust LP
3.38% 02/01/31 30,000 26,167
6.15% 10/01/34 10,000 9,959
Crown Castle, Inc.
3.80% 02/15/28 160,000 154,106
Digital Intrepid Holding BV
(Netherlands)
0.63% 07/15/31
3
100,000 86,556
GLP Capital LP/GLP Financing II, Inc.
4.00% 01/15/31 50,000 45,838
5.38% 04/15/26 25,000 25,033
5.75% 06/01/28 25,000 25,235
VICI Properties LP/VICI Note Co., Inc.
4.13% 08/15/30
2
12,000 11,159
4.50% 01/15/28
2
9,000 8,795
392,848
Electric — 1 .42%
Alliant Energy Finance, LLC
3.60% 03/01/32
2
55,000 48,908
Alpha Generation LLC
6.75% 10/15/32
2
40,000 39,581
American Electric Power Co., Inc.
5.63% 03/01/33 60,000 60,655
Arizona Public Service Co.
6.35% 12/15/32 75,000 79,357
Commonwealth Edison Co.
5.30% 02/01/53 130,000 122,817
Duke Energy Carolinas LLC
5.35% 01/15/53 30,000 28,556
Duke Energy Corp.
3.75% 04/01/31 100,000 105,319
3.85% 06/15/34 100,000 103,773
Entergy Texas, Inc.
3.45% 12/01/27 150,000 143,610
FirstEnergy Transmission LLC
2.87% 09/15/28
2
39,000 36,168
Jersey Central Power & Light Co.
4.30% 01/15/26
2
100,000 99,585
Tucson Electric Power Co.
5.50% 04/15/53 65,000 61,997
930,326
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy — 1 .27%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88% 08/20/26 $ 15,000 $ 14,510
9.38% 06/01/28
2
20,000 19,279
Energy Transfer LP
5.00% 05/15/50 65,000 55,326
5.50% 06/01/27 3,000 3,040
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 41,000 40,754
8.25% 01/15/32
2
75,000 77,230
KeySpan Gas East Corp.
5.99% 03/06/33
2
65,000 65,931
Kinder Morgan Energy Partners LP
5.00% 08/15/42 45,000 39,273
National Gas Transmission PLC,
(EMTN)
(United Kingdom)
4.25% 04/05/30
3
100,000 107,692
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.38% 02/15/32
2
30,000 30,248
Petroleos Mexicanos
(Mexico)
6.35% 02/12/48
3
5,000 3,283
Southern Co. Gas Capital Corp.
3.88% 11/15/25 70,000 69,412
Sunoco LP/Sunoco Finance Corp.
4.50% 05/15/29 56,000 52,706
4.50% 04/30/30 9,000 8,352
TransCanada PipeLines Ltd.
(Canada)
4.63% 03/01/34
3
5,000 4,661
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 73,000 72,597
USA Compression Partners LP/USA Compression Finance
Corp.
7.13% 03/15/29
2
40,000 40,721
Venture Global Calcasieu Pass LLC
3.88% 08/15/29
2
60,000 55,207
Venture Global LNG, Inc.
7.00% 01/15/30
2
51,000 51,821
9.88% 02/01/32
2
19,000 20,892
832,935
Finance — 2 .89%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
75,000 71,842
5.75% 06/06/28
3
35,000 35,697
Air Lease Corp.
(MTN)
2.30% 02/01/25 75,000 74,888
American Express Co.,
NVS
3.55%
6,7
15,000 14,363
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
2,3
185,000 171,609

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
5 / December 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
3.25% 02/15/27
2,3
$ 15,000 $ 14,422
Charles Schwab Corp. (The)
Series K, NVS
5.00%
6,7
15,000 14,598
Citigroup, Inc.
2.52% 11/03/32
6
140,000 116,858
2.98% 11/05/30
6
20,000 18,060
3.52% 10/27/28
6
5,000 4,813
GGAM Finance Ltd.
(Cayman Islands)
8.00% 02/15/27
2,3
35,000 36,136
8.00% 06/15/28
2,3
68,000 71,435
Goldman Sachs Group, Inc. (The)
1.54% 09/10/27
6
235,000 222,338
1.95% 10/21/27
6
10,000 9,490
Goldman Sachs Group, Inc. (The),
Series VAR
1.09% 12/09/26
6
625,000 603,340
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00% 06/15/30 92,000 88,526
9.75% 01/15/29 15,000 15,055
10.00% 11/15/29
2
29,000 29,095
Morgan Stanley
2.19% 04/28/26
6
180,000 178,401
Morgan Stanley
(GMTN)
2.24% 07/21/32
6
90,000 74,632
Morgan Stanley
(MTN)
1.93% 04/28/32
6
35,000 28,680
1,894,278
Food — 0 .49%
ELO SACA
(EMTN)
(France)
6.00% 03/22/29
3
100,000 88,359
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50% 06/01/26
2,8,9
66,000 2,061
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co.
Sarl
(Luxembourg)
3.75% 12/01/31
3
52,000 46,286
5.50% 01/15/30
3
25,000 24,994
6.50% 12/01/52
3
10,000 10,133
6.75% 03/15/34
3
47,000 49,878
Pilgrim's Pride Corp.
3.50% 03/01/32 36,000 31,073
4.25% 04/15/31 25,000 23,007
6.25% 07/01/33 10,000 10,224
Smithfield Foods, Inc.
2.63% 09/13/31
2
45,000 37,041
323,056
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Gaming — 0 .16%
Penn Entertainment, Inc.
4.13% 07/01/29
2
$ 79,000 $ 70,958
5.63% 01/15/27
2
36,000 35,472
106,430
Health Care — 2 .09%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
2,3
104,000 103,885
AbbVie, Inc.
3.60% 05/14/25 50,000 49,801
Bayer U.S. Finance II LLC
2.85% 04/15/25
2
20,000 19,853
4.63% 06/25/38
2
156,000 130,371
4.88% 06/25/48
2
50,000 39,091
Bayer U.S. Finance LLC
6.88% 11/21/53
2
70,000 70,709
Centene Corp.
3.00% 10/15/30 129,000 111,397
CommonSpirit Health
2.78% 10/01/30 40,000 35,434
CVS Health Corp.
4.78% 03/25/38 10,000 8,651
5.05% 03/25/48 55,000 45,443
5.30% 06/01/33 38,000 36,461
6.75% 12/10/54
6
100,000 98,304
Elevance Health, Inc.
5.20% 02/15/35 30,000 29,328
Encompass Health Corp.
4.50% 02/01/28 20,000 19,310
Fresenius Medical Care U.S. Finance III, Inc.
1.88% 12/01/26
2
30,000 28,227
Grifols SA,
Series REGS
(Spain)
7.50% 05/01/30
3
105,000 114,068
HAH Group Holding Co. LLC
9.75% 10/01/31
2
35,000 35,081
HCA, Inc.
5.25% 04/15/25 12,000 12,011
5.63% 09/01/28 14,000 14,190
Kedrion SpA
(Italy)
6.50% 09/01/29
2,3
70,000 65,921
ModivCare, Inc.
5.00% 10/01/29
2
154,000 91,171
Option Care Health, Inc.
4.38% 10/31/29
2
72,000 66,577
Prestige Brands, Inc.
3.75% 04/01/31
2
116,000 102,076
Sotera Health Holdings LLC
7.38% 06/01/31
2
30,000 30,402
Universal Health Services, Inc.
1.65% 09/01/26 15,000 14,204
1,371,966

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care REITs — 0 .10%
Healthcare Realty Holdings LP
3.63% 01/15/28 $ 70,000 $ 66,625
Industrial REITs — 0 .28%
LXP Industrial Trust
2.38% 10/01/31 55,000 44,743
2.70% 09/15/30 35,000 30,289
Prologis Euro Finance LLC
4.00% 05/05/34 100,000 106,729
Rexford Industrial Realty LP
2.15% 09/01/31 5,000 4,072
185,833
Industrials — 1 .14%
Advanced Drainage Systems, Inc.
6.38% 06/15/30
2
14,000 14,018
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
4.13% 08/15/26
2,3
25,000 21,788
5.25% 08/15/27
2,3
90,000 51,405
Artera Services LLC
8.50% 02/15/31
2
60,000 58,364
Berry Global, Inc.
1.65% 01/15/27 5,000 4,683
4.88% 07/15/26
2
24,000 23,944
5.50% 04/15/28 115,000 116,111
5.65% 01/15/34
2
20,000 20,104
Boeing Co. (The)
5.81% 05/01/50 80,000 74,365
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.74%)
5.27% 08/15/36
1
325,000 306,648
OT Merger Corp.
7.88% 10/15/29
2
123,000 54,346
745,776
Information Technology — 0 .83%
Gen Digital, Inc.
6.75% 09/30/27
2
65,000 65,951
Helios Software Holdings, Inc./ION Corporate Solutions
Finance SARL
8.75% 05/01/29
2
25,000 25,638
NCR Voyix Corp.
5.13% 04/15/29
2
13,000 12,452
Netflix, Inc.
5.88% 02/15/25 50,000 50,063
Open Text Corp.
(Canada)
6.90% 12/01/27
2,3
178,000 183,903
Oracle Corp.
6.50% 04/15/38 70,000 75,163
Uber Technologies, Inc.
4.30% 01/15/30 135,000 130,723
543,893
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance — 0 .41%
Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer
6.75% 10/15/27
2
$ 66,000 $ 65,615
Athene Global Funding
1.61% 06/29/26
2
30,000 28,581
3.21% 03/08/27
2
25,000 23,923
Farmers Exchange Capital II
6.15% 11/01/53
2,6
50,000 48,104
Farmers Insurance Exchange
4.75% 11/01/57
2,6
25,000 20,268
7.00% 10/15/64
2,6
30,000 30,977
Teachers Insurance & Annuity Association of America
4.27% 05/15/47
2
65,000 52,072
269,540
Materials — 0 .61%
ATI, Inc.
7.25% 08/15/30 35,000 36,055
Clearwater Paper Corp.
4.75% 08/15/28
2
112,000 105,859
International Flavors & Fragrances, Inc.
1.83% 10/15/27
2
110,000 101,051
2.30% 11/01/30
2
66,000 56,082
3.27% 11/15/40
2
5,000 3,569
3.47% 12/01/50
2
15,000 9,858
4.38% 06/01/47 20,000 15,665
Valvoline, Inc.
3.63% 06/15/31
2
80,000 68,299
396,438
Office REITs — 0 .16%
Hudson Pacific Properties LP
3.25% 01/15/30 115,000 78,402
3.95% 11/01/27 10,000 8,691
4.65% 04/01/29 15,000 11,307
5.95% 02/15/28 5,000 4,274
102,674
Residential REITs — 0 .20%
American Homes 4 Rent LP
3.38% 07/15/51 40,000 26,421
4.30% 04/15/52 50,000 39,074
Invitation Homes Operating Partnership LP
2.00% 08/15/31 75,000 60,979
5.50% 08/15/33 5,000 4,976
131,450
Retail — 0 .39%
Ferrellgas LP/Ferrellgas Finance Corp.
5.38% 04/01/26
2
30,000 29,606
5.88% 04/01/29
2
85,000 77,818
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
2
26,000 24,003
FirstCash, Inc.
6.88% 03/01/32
2
40,000 40,195

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
7 / December 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Retail (continued)
Michaels Cos., Inc. (The)
5.25% 05/01/28
2
$ 15,000 $ 11,343
7.88% 05/01/29
2
63,000 38,334
Papa John's International, Inc.
3.88% 09/15/29
2
35,000 31,400
252,699
Services — 0 .52%
Adtalem Global Education, Inc.
5.50% 03/01/28
2
76,000 74,462
HealthEquity, Inc.
4.50% 10/01/29
2
75,000 70,366
Hertz Corp. (The)
4.63% 12/01/26
2
3,000 2,529
Raven Acquisition Holdings LLC
6.88% 11/15/31
2
45,000 44,624
VT Topco, Inc.
8.50% 08/15/30
2
70,000 74,217
Worldline SA
(France)
0.00% 07/30/25
3,10
300 36,113
0.00% 07/30/26
3,10
400 39,868
342,179
Specialized REITs — 0 .56%
Annington Funding PLC
(EMTN)
(United Kingdom)
2.92% 10/06/51
3
100,000 84,858
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.63% 04/20/30
3
100,000 92,436
Extra Space Storage LP
2.40% 10/15/31 50,000 41,602
Greystar Real Estate Partners LLC
7.75% 09/01/30
2
35,000 37,012
Realty Income Corp.
4.88% 07/06/30 100,000 111,258
367,166
Transportation — 0 .24%
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00% 11/15/32 73,825 69,294
United Airlines Pass-Through Trust,
Series 2023-1, Class A
5.80% 01/15/36 87,989 89,419
158,713
Total Corporates
(Cost $14,633,267) 14,341,615
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED — 53 .11% **
Non-Agency Commercial Mortgage-Backed — 7 .44%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2
3.90% 08/10/35
2
$ 137,000 $ 135,229
1211 Avenue of the Americas Trust,
Series 2015-1211, Class B
4.09% 08/10/35
2,6
150,000 147,851
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class E
(CME Term SOFR 1-Month plus 2.42%)
6.90% 09/15/34
1,2
150,000 141,666
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class XE (IO)
1.25% 09/15/48
2,6
1,500,000 11,428
BANK,
Series 2020-BN25, Class AS
2.84% 01/15/63 258,000 224,692
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class F
(CME Term SOFR 1-Month plus 2.51%)
6.91% 09/15/36
1,2
100,000 99,915
BX Trust,
Series 2021-LBA, Class DV
(CME Term SOFR 1-Month plus 1.71%)
6.11% 02/15/36
1,2
229,335 227,615
BXHPP Trust,
Series 2021-FILM, Class C
(CME Term SOFR 1-Month plus 1.21%)
5.61% 08/15/36
1,2
120,000 112,789
BXHPP Trust,
Series 2021-FILM, Class D
(CME Term SOFR 1-Month plus 1.61%)
6.01% 08/15/36
1,2
100,000 93,432
Citigroup Commercial Mortgage Trust,
Series 2016-P4, Class XA (IO)
1.89% 07/10/49
6
1,929,870 36,487
Citigroup Commercial Mortgage Trust,
Series 2018-C5, Class AS
4.41% 06/10/51
6
222,000 213,075
Citigroup Commercial Mortgage Trust,
Series 2020-555, Class G
3.50% 12/10/41
2,6
200,000 152,132
COBALT CMBS Commercial Mortgage Trust,
Series 2007-C2, Class X (IO)
0.44% 04/15/47
2,6
773,397 3,461
Commercial Mortgage Trust,
Series 2013-CR12, Class XA (IO)
0.58% 10/10/46
6
127,859 1
Credit Suisse Mortgage Capital Trust,
Series 2014-USA, Class X1 (IO)
0.54% 09/15/37
2,6
9,783,817 98
CSAIL Commercial Mortgage Trust,
Series 2015-C1, Class XA (IO)
0.45% 04/15/50
6
373,506 4

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 8
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
DROP Mortgage Trust,
Series 2021-FILE, Class D
(CME Term SOFR 1-Month plus 2.86%)
7.26% 10/15/43
1,2
$ 150,000 $ 127,200
FREMF Mortgage Trust,
Series 2017-K66, Class X2A (IO)
0.10% 06/25/27
2
40,888,968 74,340
FREMF Mortgage Trust,
Series 2017-K726, Class X2B (IO)
0.10% 07/25/49
2
4,288,030 43
Frost CMBS DAC,
Series 2021-1X, Class EUA
(Ireland)
(3-Month Euribor plus 1.15%)
4.15% 11/20/33
1,3
95,899 98,596
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.35% 02/10/37
2,6
940,000 420
GS Mortgage Securities Corp. Trust,
Series 2021-STAR, Class B
(CME Term SOFR 1-Month plus 1.51%)
5.92% 12/15/36
1,2
150,000 149,152
GS Mortgage Securities Trust,
Series 2014-GC24, Class XA (IO)
0.33% 09/10/47
6
269,112 3
GS Mortgage Securities Trust,
Series 2015-GC32, Class XA (IO)
0.68% 07/10/48
6
4,250,446 5,411
Harvest Commercial Capital Loan Trust,
Series 2019-1, Class A
3.29% 09/25/46
2,6
1,170 1,165
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA (IO)
0.40% 09/15/47
6
582,776 6
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class XA (IO)
0.54% 11/15/47
6
1,092,492 11
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class XA (IO)
0.57% 01/15/48
6
372,114 4
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class XEF (IO)
1.76% 06/15/51
2,6
1,157,000 58,386
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class A
2.85% 09/06/38
2,6
225,000 216,447
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-ICON, Class C
4.54% 01/05/34
2
72,000 70,239
Ladder Capital Commercial Mortgage Trust,
Series 2013-GCP, Class XA (IO)
1.14% 02/15/36
2,6
1,354,979 39,585
MKT Mortgage Trust,
Series 2020-525M, Class D
2.94% 02/12/40
2,6
286,000 199,312
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class XB (IO)
0.09% 05/15/46
2,6
$ 7,688,997 $ 1,523
Natixis Commercial Mortgage Securities Trust,
Series 2018-ALXA, Class E
4.32% 01/15/43
2,6
180,000 144,189
NXPT Commercial Mortgage Trust,
Series 2024-STOR, Class E
6.70% 11/05/41
2,6
144,000 142,941
NYO Commercial Mortgage Trust,
Series 2021-1290, Class C
(CME Term SOFR 1-Month plus 2.11%)
6.51% 11/15/38
1,2
100,000 96,535
ROCK Trust,
Series 2024-CNTR, Class D
7.11% 11/13/41
2
213,000 216,710
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A1
3.87% 01/05/43
2,6
220,000 185,886
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class D
4.39% 01/05/43
2,6
200,000 147,761
SFO Commercial Mortgage Trust,
Series 2021-555, Class B
(CME Term SOFR 1-Month plus 1.61%)
6.01% 05/15/38
1,2
150,000 144,332
SHER Trust,
Series 2024-DAL, Class B
(CME Term SOFR 1-Month plus 2.24%)
6.64% 04/15/37
1,2
113,000 112,300
SHER Trust,
Series 2024-DAL, Class C
(CME Term SOFR 1-Month plus 2.89%)
7.29% 04/15/37
1,2
113,000 112,151
SMRT,
Series 2022-MINI, Class E
(CME Term SOFR 1-Month plus 2.70%)
7.10% 01/15/39
1,2
100,000 96,025
SMRT,
Series 2022-MINI, Class F
(CME Term SOFR 1-Month plus 3.35%)
7.75% 01/15/39
1,2
150,000 142,530
SREIT Trust,
Series 2021-PALM, Class C
(CME Term SOFR 1-Month plus 1.07%)
5.47% 10/15/34
1,2
230,000 228,842
VASA Trust,
Series 2021-VASA, Class B
(CME Term SOFR 1-Month plus 1.36%)
5.76% 07/15/39
1,2
300,000 275,466
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class XA (IO)
0.58% 07/15/58
6
2,950,077 5,814
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6, Class XA (IO)
1.59% 11/15/49
6
3,175,286 50,076

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
9 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2019-JWDR, Class F
4.56% 09/15/31
2,6
$ 135,000 $ 130,821
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.35% 06/15/46
6
52,025 —
WF-RBS Commercial Mortgage Trust,
Series 2014-C21, Class XA (IO)
0.50% 08/15/47
6
126,104 250
4,874,347
Non-Agency Mortgage-Backed — 28 .78%
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP1, Class A2D
(CME Term SOFR 1-Month plus 0.87%)
5.21% 03/25/37
1
357,023 143,300
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE1, Class A1
(CME Term SOFR 1-Month plus 0.41%)
4.75% 01/25/37
1
551,162 295,878
Ajax Mortgage Loan Trust,
Series 2021-C, Class A (STEP-reset date 01/25/25)
5.12% 01/25/61
2
210,819 211,039
Alternative Loan Trust,
Series 2005-10CB, Class 1A8
5.50% 05/25/35 281,929 229,734
Alternative Loan Trust,
Series 2005-59, Class 1A1
(CME Term SOFR 1-Month plus 0.77%)
5.14% 11/20/35
1
285,673 268,570
Alternative Loan Trust,
Series 2007-15CB, Class A7
6.00% 07/25/37 449,071 275,974
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
5.53% 02/25/47
1
700,077 248,974
APS Resecuritization Trust,
Series 2016-3, Class 3MZ
2.41% 09/27/46
2,6
383,167 207,359
Banc of America Funding Trust,
Series 2006-7, Class T2A3
5.69% 10/25/36
6
199,505 171,503
Banc of America Funding Trust,
Series 2014-R5, Class 1A2
(TSFR6M plus 1.93%)
4.26% 09/26/45
1,2
226,405 161,196
Banc of America Funding Trust,
Series 2015-R3, Class 1A2
3.55% 03/27/36
2,6
355,352 294,352
Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A4
(CME Term SOFR 1-Month plus 0.35%)
4.69% 10/25/36
1
175,000 151,780
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Carrington Mortgage Loan Trust,
Series 2007-RFC1, Class A3
(CME Term SOFR 1-Month plus 0.25%)
4.59% 12/25/36
1
$ 77,358 $ 75,361
CIM Trust,
Series 2020-R6, Class A1
2.25% 12/25/60
2,6
276,651 238,085
CIM Trust,
Series 2021-NR1, Class A1 (STEP-reset date 02/25/25)
5.57% 07/25/55
2
91,180 91,057
CIM Trust,
Series 2021-NR2, Class A1 (STEP-reset date 01/25/25)
5.57% 07/25/59
2
68,208 68,131
CIM Trust,
Series 2021-R1, Class A2
2.40% 08/25/56
2,6
291,115 260,563
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
2,6
50,345 45,831
CIM Trust,
Series 2021-R5, Class A1B
2.00% 08/25/61
2,6
115,000 75,170
CIM Trust,
Series 2022-NR1, Class A1 (STEP-reset date 01/25/25)
5.00% 07/25/62
2
75,922 75,249
CIM Trust,
Series 2023-NR1, Class A1 (STEP-reset date 02/25/25)
6.00% 06/25/62
2
212,773 213,203
CIM Trust,
Series 2023-NR2, Class A1 (STEP-reset date 01/25/25)
6.00% 06/25/62
2
268,643 267,040
CIM Trust,
Series 2023-R3, Class A1A
4.50% 01/25/63
2,6
213,283 196,064
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-WF2, Class AF6A (STEP-reset date 01/25/25)
6.13% 08/25/35 281,541 252,017
COLT Mortgage Loan Trust,
Series 2021-2, Class A1
0.92% 08/25/66
2,6
90,194 73,928
COLT Mortgage Loan Trust,
Series 2021-HX1, Class A1
1.11% 10/25/66
2,6
289,118 242,596
Conseco Finance Corp.,
Series 1999-5, Class A5
7.86% 03/01/30
6
69,182 20,822
Credit Suisse Mortgage Capital Trust,
Series 2015-12R, Class 2A2
3.41% 11/30/37
2,6
81,285 73,330
Credit Suisse Mortgage Capital Trust,
Series 2021-RPL4, Class A1
4.10% 12/27/60
2,6
184,688 184,240
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 01/25/25)
3.56% 02/25/37 206,640 120,999

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 10
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB3, Class A3 (STEP-reset date 01/25/25)
3.30% 03/25/37 $ 780,417 $ 268,389
CSMC Mortgage-Backed Trust,
Series 2007-5, Class 1A9
7.00% 08/25/37
6
425,541 242,034
CSMC Trust,
Series 2021-RPL7, Class A1
4.18% 07/27/61
2,6
298,624 297,980
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-AR3, Class 2A5
(CME Term SOFR 1-Month plus 0.51%)
4.85% 06/25/37
1
260,368 220,941
Ellington Financial Mortgage Trust,
Series 2021-3, Class A1
1.24% 09/25/66
2,6
73,286 59,253
Fannie Mae Connecticut Avenue Securities,
Series 2019-R04, Class 2B1
(SOFR30A plus 5.36%)
9.93% 06/25/39
1,2
151,488 160,019
Fannie Mae Connecticut Avenue Securities,
Series 2019-R06, Class 2B1
(SOFR30A plus 3.86%)
8.43% 09/25/39
1,2
60,048 62,306
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2B
(CME Term SOFR 1-Month plus 0.33%)
4.67% 12/25/37
1
249,970 225,077
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2D
(CME Term SOFR 1-Month plus 0.55%)
4.89% 01/25/38
1
689,955 355,336
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(CME Term SOFR 1-Month plus 0.31%)
4.65% 03/25/37
1
500,379 236,201
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA1, Class M1B
(SOFR30A plus 1.85%)
6.42% 01/25/42
1,2
150,000 152,259
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA1, Class M2
(SOFR30A plus 2.50%)
7.07% 01/25/42
1,2
200,000 203,845
Fremont Home Loan Trust,
Series 2005-A, Class M4
(CME Term SOFR 1-Month plus 1.13%)
5.47% 01/25/35
1
286,455 253,009
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
3.79% 04/19/36
6
165,816 134,911
GreenPoint Mortgage Funding Trust,
Series 2005-AR1, Class A2
(CME Term SOFR 1-Month plus 0.55%)
4.89% 06/25/45
1
55,140 49,690
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSAA Home Equity Trust,
Series 2006-1, Class A3
(CME Term SOFR 1-Month plus 0.77%)
5.11% 01/25/36
1
$ 647,162 $ 269,937
GSAA Home Equity Trust,
Series 2006-10, Class AF3
5.98% 06/25/36
6
564,830 137,989
GSAA Home Equity Trust,
Series 2006-6, Class AF3
5.73% 03/25/36
6
517,194 142,257
GSAA Home Equity Trust,
Series 2007-4, Class A2
(CME Term SOFR 1-Month plus 0.51%)
4.85% 03/25/37
1
996,907 276,010
GSAA Home Equity Trust,
Series 2007-5, Class 1AF6 (STEP-reset date 01/25/25)
5.91% 05/25/37 664,363 226,909
GSAA Home Equity Trust,
Series 2007-5, Class 2A1B
(CME Term SOFR 1-Month plus 0.39%)
4.73% 04/25/47
1
1,739,354 351,778
GSAA Trust,
Series 2006-7, Class AF3 (STEP-reset date 01/25/25)
6.72% 03/25/46 659,589 241,968
GSAMP Trust,
Series 2007-NC1, Class A2C
(CME Term SOFR 1-Month plus 0.41%)
4.75% 12/25/46
1
237,070 115,414
HarborView Mortgage Loan Trust,
Series 2005-3, Class 1A
(CME Term SOFR 1-Month plus 0.63%)
5.00% 06/19/35
1
283,366 154,485
HarborView Mortgage Loan Trust,
Series 2006-4, Class 1A1A
(CME Term SOFR 1-Month plus 0.47%)
4.84% 05/19/46
1
580,330 293,871
HarborView Mortgage Loan Trust,
Series 2006-5, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.91%)
5.74% 07/19/47
1
308,802 100,485
HSI Asset Loan Obligation Trust,
Series 2007-2, Class 2A12
6.00% 09/25/37 188,463 140,348
HSI Asset Securitization Corp. Trust,
Series 2007-OPT1, Class 1A
(CME Term SOFR 1-Month plus 0.25%)
4.59% 12/25/36
1
184,872 156,261
Impac CMB Trust,
Series 2004-4, Class 1A2
(CME Term SOFR 1-Month plus 0.73%)
5.07% 09/25/34
1
18,077 17,998
Impac CMB Trust,
Series 2004-6, Class 1A2
(CME Term SOFR 1-Month plus 0.89%)
5.23% 10/25/34

37,278 37,111

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
11 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2005-AR25, Class 2A1
3.86% 12/25/35
6
$ 192,278 $ 158,561
IndyMac Index Mortgage Loan Trust,
Series 2007-AR5, Class 2A1
3.43% 05/25/37
6
179,119 141,429
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61% 02/25/28 21,906 21,984
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A4
6.75% 02/25/28 9,222 9,258
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 14,133 14,046
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A5
6.96% 09/25/28
6
34,066 33,986
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF6 (STEP-reset date 01/25/25)
4.34% 03/25/47 562,258 357,318
Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A3
(CME Term SOFR 1-Month plus 0.43%)
4.77% 10/25/36
1
383,026 121,902
Luminent Mortgage Trust,
Series 2006-5, Class A1A
(CME Term SOFR 1-Month plus 0.49%)
4.83% 07/25/36
1
239,247 147,717
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1, Class I1A
(CME Term SOFR 1-Month plus 0.50%)
4.84% 01/25/47
1
420,069 173,621
MASTR Adjustable Rate Mortgages Trust,
Series 2007-2, Class A1
(CME Term SOFR 1-Month plus 0.41%)
4.75% 03/25/47
1
197,990 176,961
MASTR Alternative Loan Trust,
Series 2006-2, Class 2A1
(CME Term SOFR 1-Month plus 0.51%)
4.85% 03/25/36
1,4,5
2,395,228 231,739
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A3
(CME Term SOFR 1-Month plus 0.32%)
4.87% 05/25/37
1
96,174 92,754
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A4
(CME Term SOFR 1-Month plus 0.39%)
5.01% 05/25/37
1
300,000 249,391
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2B
(CME Term SOFR 1-Month plus 0.45%)
4.79% 05/25/37
1
$ 192,308 $ 130,025
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM2, Class A1A
(CME Term SOFR 1-Month plus 0.48%)
4.82% 05/25/37
1
424,528 117,698
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75% 01/15/40 32,859 32,801
Mid-State Trust XI,
Series 11, Class B
8.22% 07/15/38 2,138 2,172
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A3
(CME Term SOFR 1-Month plus 0.41%)
4.75% 06/25/36
1
574,749 290,252
Morgan Stanley Home Equity Loan Trust,
Series 2007-1, Class A3
(CME Term SOFR 1-Month plus 0.25%)
4.59% 12/25/36
1
568,453 270,380
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
5.69% 09/25/34
6
62,369 60,504
Morgan Stanley Mortgage Loan Trust,
Series 2006-15XS, Class A4A (STEP-reset date 01/25/25)
6.70% 11/25/36 414,112 91,980
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96% 06/25/36
6
878,970 247,221
Morgan Stanley Mortgage Loan Trust,
Series 2007-11AR, Class 2A3
2.91% 06/25/37
6
291,287 162,372
New Residential Mortgage Loan Trust,
Series 2022-NQM2, Class A2
3.70% 03/27/62
2,6
250,000 195,711
Nomura Resecuritization Trust,
Series 2015-4R, Class 2A2
(CME Term SOFR 1-Month plus 0.42%)
3.39% 10/26/36
1,2
298,907 259,438
OBX Trust,
Series 2022-NQM1, Class A1
2.31% 11/25/61
2,6
210,862 185,136
Option One Mortgage Loan Trust,
Series 2006-3, Class 1A1
(CME Term SOFR 1-Month plus 0.39%)
4.73% 02/25/37
1
171,032 106,415
PRET LLC,
Series 2022-RN2, Class A2 (STEP-reset date 01/25/25)
6.50% 06/25/52
2
197,000 195,680
PRET LLC,
Series 2024-NPL3, Class A1 (STEP-reset date 01/25/25)
7.52% 04/27/54

211,331 213,701

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 12
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
PRPM LLC,
Series 2020-4, Class A1 (STEP-reset date 01/25/25)
6.61% 10/25/25
2
$ 58,651 $ 58,725
PRPM LLC,
Series 2021-4, Class A1 (STEP-reset date 01/25/25)
4.87% 04/25/26
2
151,824 151,605
PRPM LLC,
Series 2021-5, Class A1 (STEP-reset date 01/25/25)
4.79% 06/25/26
2
73,022 72,752
PRPM LLC,
Series 2021-9, Class A1 (STEP-reset date 01/25/25)
5.36% 10/25/26
2
94,677 94,490
PRPM LLC,
Series 2022-1, Class A1 (STEP-reset date 01/25/25)
3.72% 02/25/27
2
156,131 155,800
PRPM LLC,
Series 2022-4, Class A2 (STEP-reset date 01/25/25)
5.00% 08/25/27
2
170,000 166,982
PRPM, LLC,
Series 2021-8, Class A1
4.74% 09/25/26
2,6
59,234 58,989
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.64% 03/25/35
6
107,212 57,688
Residential Accredit Loans Trust,
Series 2006-QS5, Class A6
6.00% 05/25/36 234,525 190,738
Residential Accredit Loans Trust,
Series 2007-QS1, Class 1A5
(CME Term SOFR 1-Month plus 0.66%)
5.00% 01/25/37
1
278,184 205,644
Residential Asset Securities Corp.,
Series 2005-KS11, Class M3
(CME Term SOFR 1-Month plus 0.77%)
5.11% 12/25/35
1
164,169 159,846
Residential Asset Securitization Trust,
Series 2005-A5, Class A8
5.50% 05/25/35 353,446 240,661
SG Mortgage Securities Trust,
Series 2006-OPT2, Class A3D
(CME Term SOFR 1-Month plus 0.32%)
4.66% 10/25/36
1
250,000 184,895
Starwood Mortgage Residential Trust,
Series 2021-6, Class A1
1.92% 11/25/66
2,6
173,753 150,271
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
5.55% 09/25/34
6
56,196 54,424
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A1B
(CME Term SOFR 1-Month plus 0.28%)
4.62% 02/25/36
1
275,632 240,007
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1A
(CME Term SOFR 1-Month plus 0.53%)
4.87% 08/25/36
1
339,317 275,715
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Terwin Mortgage Trust,
Series 2004-7HE, Class A1
(CME Term SOFR 1-Month plus 1.21%)
5.55% 07/25/34
1,2
$ 47,598 $ 45,340
Towd Point Mortgage Trust,
Series 2017-4, Class A2
3.00% 06/25/57
2,6
350,000 325,476
Towd Point Mortgage Trust,
Series 2019-HY2, Class M2
(CME Term SOFR 1-Month plus 2.01%)
6.35% 05/25/58
1,2
210,000 214,726
TRK Trust,
Series 2021-INV2, Class A1
1.97% 11/25/56
2,6
215,826 185,846
VOLT XCIV LLC,
Series 2021-NPL3, Class A1 (STEP-reset date 01/25/25)
5.24% 02/27/51
2
32,712 32,696
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A4
(CME Term SOFR 1-Month plus 0.57%)
4.91% 01/25/37
1
497,994 225,103
18,857,988
U.S. Agency Commercial Mortgage-Backed — 0 .52%
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
3.06% 07/25/39
6
233,284 4,317
Freddie Mac Multifamily PC REMIC Trust,
Series 2019-P002, Class X (IO)
1.01% 07/25/33
6
535,000 30,054
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K040, Class X3 (IO)
3.88% 11/25/42
6
46,615 —
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K047, Class X3 (IO)
1.49% 06/25/43
6
1,676,868 8,446
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC04, Class X1 (IO)
1.25% 12/25/26
6
2,018,923 34,570
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.21% 06/25/27
6
1,720,765 33,189
Ginnie Mae,
Series 2009-114, Class IO (IO)
0.00% 10/16/49
6
3,971,741 40
Ginnie Mae,
Series 2010-148, Class IO (IO)
0.30% 09/16/50
6
1,310,596 13,463
Ginnie Mae,
Series 2012-123, Class IO (IO)
0.61% 12/16/51

1,925,054 31,447

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
13 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae,
Series 2012-125, Class IO (IO)
0.17% 02/16/53
6
$ 6,154,986 $ 38,252
Ginnie Mae,
Series 2012-27, Class IO (IO)
0.21% 04/16/53
6
2,551,757 5,976
Ginnie Mae,
Series 2013-156, Class IO (IO)
0.23% 06/16/55
6
3,365,591 13,667
Ginnie Mae,
Series 2013-163, Class IO (IO)
1.01% 02/16/46
6
954,490 13,159
Ginnie Mae,
Series 2013-63, Class IO (IO)
0.77% 09/16/51
6
3,419,202 87,825
Ginnie Mae,
Series 2013-74, Class IO (IO)
0.49% 12/16/53
6
483,742 3,488
Ginnie Mae,
Series 2014-103, Class IO (IO)
0.19% 05/16/55
6
828,280 4,252
Ginnie Mae,
Series 2014-125, Class IO (IO)
0.89% 11/16/54
6
481,307 13,388
Ginnie Mae,
Series 2015-47, Class IO (IO)
0.37% 10/16/56
6
503,692 6,018
341,551
U.S. Agency Mortgage-Backed — 16 .37%
Fannie Mae Interest Strip,
Series 426, Class C40 (IO)
2.00% 06/25/51 190,263 24,531
Fannie Mae Interest Strip,
Series 426, Class C41 (IO)
2.00% 03/25/51 722,114 93,221
Fannie Mae Interest Strip,
Series 426, Class C42 (IO)
2.00% 11/25/50 463,120 58,542
Fannie Mae Interest Strip,
Series 434, Class C29 (IO)
2.00% 10/25/52 1,096,593 141,409
Fannie Mae Pool CB0176
2.50% 04/01/51 124,902 101,962
Fannie Mae Pool FS2660
2.50% 02/01/52 146,707 119,791
Fannie Mae Pool FS6380
2.50% 02/01/52 117,276 95,750
Fannie Mae Pool FS8864
4.00% 02/01/53 291,979 267,230
Fannie Mae Pool MA4547
2.00% 02/01/52 265,717 207,256
Fannie Mae Pool MA4563
2.50% 03/01/52 785,314 641,218
Fannie Mae Pool MA4624
3.00% 06/01/52 555,724 472,432
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2000-45, Class SA (IO)
(-1.00 X SOFR30A plus 7.84%, 7.95% Cap)
3.24% 12/18/30
1
$ 2,004 $ 34
Fannie Mae REMICS,
Series 2001-42, Class SB
(-16.00 X SOFR30A plus 126.17%, 8.50% Cap)
8.50% 09/25/31
1
146 144
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X SOFR30A plus 99.20%, 9.80% Cap)
9.80% 01/25/34
1
1,780 1,885
Fannie Mae REMICS,
Series 2005-92, Class US (IO)
(-1.00 X SOFR30A plus 5.99%, 6.10% Cap)
1.42% 10/25/25
1
206 —
Fannie Mae REMICS,
Series 2006-125, Class SM (IO)
(-1.00 X SOFR30A plus 7.09%, 7.20% Cap)
2.52% 01/25/37
1
357,388 31,617
Fannie Mae REMICS,
Series 2008-50, Class SA (IO)
(-1.00 X SOFR30A plus 5.94%, 6.05% Cap)
1.37% 11/25/36
1
395,512 25,937
Fannie Mae REMICS,
Series 2010-43, Class KS (IO)
(-1.00 X SOFR30A plus 6.31%, 6.42% Cap)
1.74% 05/25/40
1
395,073 33,783
Freddie Mac Pool RA6427
3.00% 12/01/51 201,118 170,803
Freddie Mac Pool SD3246
4.00% 08/01/52 359,572 329,260
Freddie Mac Pool SD5846
2.00% 08/01/52 414,135 322,669
Freddie Mac Pool SD8220
3.00% 06/01/52 374,199 318,113
Freddie Mac Pool SD8245
4.50% 09/01/52 560,553 528,100
Freddie Mac Pool SD8266
4.50% 11/01/52 105,542 99,399
Freddie Mac REMICS,
Series 3247, Class SI (IO)
(-1.00 X SOFR30A plus 6.54%, 0.15% Cap)
0.15% 08/15/36
1
5,022,916 19,477
Freddie Mac REMICS,
Series 3289, Class SD (IO)
(-1.00 X SOFR30A plus 6.01%, 6.12% Cap)
1.41% 03/15/37
1
430,208 25,346
Freddie Mac Strips,
Series 386, Class C1 (IO)
2.00% 03/15/52 915,473 119,583
Ginnie Mae (TBA)
4.00% 01/20/55 700,000 644,913
4.50% 01/20/55 650,000 614,572
5.00% 01/20/55 850,000 824,560
5.50% 01/20/55 900,000 892,084

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 14
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA8151
4.50% 07/20/52 $ 378,220 $ 358,900
Ginnie Mae,
Series 2013-25, Class SA (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.09%, 6.20% Cap)
1.72% 02/20/43
1
1,062,179 97,008
UMBS (TBA)
2.00% 01/01/55 425,000 330,499
2.50% 01/01/55 400,000 325,704
3.00% 01/01/55 400,000 339,419
3.50% 01/01/55 600,000 530,648
4.00% 01/01/55 75,000 68,544
4.50% 01/01/55 700,000 658,120
5.00% 01/01/55 825,000 795,916
10,730,379
Total Mortgage-Backed
(Cost $40,838,384) 34,804,265
MUNICIPAL BONDS — 0 .15% *
California — 0 .04%
California Health Facilities Financing Authority Revenue
Bonds, Series A
3.00% 08/15/51 20,000 15,996
California State University Revenue Bonds, University &
College Improvements, Series B
2.37% 11/01/35 10,000 7,750
23,746
Florida — 0 .02%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.86% 10/01/35 15,000 12,140
New York — 0 .09%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
B3
1.85% 08/01/32 75,000 60,291
Total Municipal Bonds
(Cost $114,851) 96,177
U.S. TREASURY SECURITIES — 14 .25%
U.S. Treasury Notes — 14 .25%
U.S. Treasury Notes
4.13% 11/30/29 935,000 924,773
4.25% 11/30/26 440,000 440,000
4.25% 12/31/26 2,170,000 2,170,297
4.38% 12/31/29 5,805,000 5,802,959
Total U.S. Treasury Securities
(Cost $9,337,766) 9,338,029
Total Bonds — 105 .37%
(Cost $75,523,698)
69,049,837
Issues Shares Value
COMMON STOCK — 0 .12%
Communications — 0 .06%
Intelsat Emergence SA
3,4,5,9
(Luxembourg) 1,322 $ 40,238
Finance — 0 .06%
AGNC Investment Corp. 4,500 41,445
Total Common Stock
(Cost $98,376) 81,683
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 4 .56%
Money Market Funds — 4 .56%
Fidelity Investments Money Market Funds - Government
Portfolio
4.38%
11
307,767 307,767
TCW Central Cash Fund
0.01%
11,12
2,678,924 2,678,924
Total Short-Term Investments
(Cost $2,986,691) 2,986,691
Total Investments - 110.05%
(Cost $78,608,765) 72,118,211
Liabilities in Excess of Other Assets - (10.05)% (6,586,579)
Net Assets - 100.00% $ 65,531,632
1
Floating rate security. The rate disclosed was in effect at December 31, 2024.
2
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
3
Foreign denominated security issued by foreign domiciled entity.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $368,640, which is 0.56% of total net assets.
6
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
7
Perpetual security with no stated maturity date.
8
Security is currently in default with regard to scheduled interest or principal payments.
9
Non-income producing security.
10
Zero coupon bond. The rate shown is the effective yield as of December 31, 2024.
11
Represents the current yield as of December 31, 2024.
12
Affiliated investment.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
15 / December 2024
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CDO): Collateralized Debt Obligation
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(MTN): Medium-Term Note
(NVS): Non-Voting Shares
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(TSFR): Term Secured Overnight Financing Rate
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 578,761 EUR 547,000 Goldman Sachs International 01/17/25 $ 11,961
USD 926,563 EUR 840,000 Citibank N.A. 01/17/25 56,158
USD 190,094 GBP 147,000 Goldman Sachs International 01/17/25 6,017
74,136
EUR 107,000 USD 112,352 Goldman Sachs International 01/17/25 (1,479)
GBP 77,000 USD 97,276 The Bank of New York Mellon 01/17/25 (855)
GBP 2,000 USD 2,529 Bank of America N.A. 01/17/25 (25)
(2,359)
NET UNREALIZED APPRECIATION $ 71,777
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five-Year Note 50 03/31/25 $ 5,315,234 $ (23,546) $ (23,546)
U.S. Treasury Two-Year Note 47 03/31/25 9,663,641 2,419 2,419
14,978,875 (21,127) (21,127)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 28 03/20/25 (3,116,750) 42,216 42,216
U.S. Treasury Ultra Bond 16 03/20/25 (1,902,500) 54,155 54,155
Euro-Bund Future 4 03/06/25 (552,709) 15,196 15,196
Euro-Bobl Future 4 03/06/25 (488,176) 6,136 6,136
Long Gilt Future 1 03/27/25 (115,734) 276 276
(6,175,869) 117,979 117,979
TOTAL FUTURES CONTRACTS $ 8,803,006 $ 96,852 $ 96,852
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
Appreciation
SWAPS: INTEREST RATE
Interest Rate Swap
1
12/20/53
USD-SOFR-
COMPOUND Annual 3.52% Annual $ 157 $ 11,733 $ — $ 11,733
TOTAL SWAPS CONTRACTS $ 157 $ 11,733 $ — $ 11,733
1
Centrally cleared.

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 16
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago
Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
17 / December 2024
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2024 is as follows:
STRATEGIC INCOME FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 2,986,691 $ — $ — $ 2,986,691
Long-Term Investments:
Asset-Backed Securities — 10,373,088 96,663 10,469,751
Common Stock 41,445 — 40,238 81,683
Corporates — 14,341,615 — 14,341,615
Mortgage-Backed Securities — 34,572,526 231,739 34,804,265
Municipal Bonds — 96,177 — 96,177
U.S. Treasury Securities 9,338,029 — — 9,338,029
Other Financial Instruments
*
Assets:
Foreign Currency Exchange Contracts
Foreign Currency Risk — 74,136 — 74,136
Futures Contracts
Interest Rate Risk 120,398 — — 120,398
Swaps Agreements
Interest Rate Risk — 11,733 — 11,733
Liabilities:
Foreign Currency Exchange Contracts
Foreign Currency Risk — (2,359) — (2,359)
Futures Contracts
Interest Rate Risk (23,546) — — (23,546)
Total $ 12,463,017 $ 59,466,916 $ 368,640 $ 72,298,573
*Other financial instruments include foreign currency exchange contracts, futures and swaps.

Strategic Income Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 18
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2024, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
STRATEGIC
INCOME FUND
ASSET-BACKED
SECURITIES
COMMON
STOCK CORPORATES
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2024 $ 98,071 $ 28,004 $ 23 $ 335,654 $ 461,752
Accrued discounts/premiums 147 — — 168,660 168,807
Realized (loss) — — (23,767) (932,430) (956,197)
Change in unrealized appreciation* 1,846 3,905 23,796 745,753 775,300
Purchases — 8,329 — — 8,329
Sales (3,401) — (52) (85,898) (89,351)
Transfers into Level 3** — — — — —
Transfers out of Level 3** — — — — —
Balance as of
December 31, 2024
$ 96,663 $ 40,238 $ — $ 231,739 $ 368,640
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2024 was $(132,104) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2024.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2024, are as follows:
STRATEGIC INCOME FUND
FAIR VALUE AT
12/31/24
VALUATION
TECHNIQUE* UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $53,316 Broker Quote Offered Quote $91.22 $91.22 Increase
Asset-Backed Securities $43,347 Third-Party Vendor Vendor Prices $10.32 $10.32 Increase
Common Stock $40,238 Third-Party Vendor Vendor Prices $30.44 $30.44 Increase
Mortgage-Backed
Securities-Non-Agency $231,739 Third-Party Vendor Vendor Prices $9.68 $9.68 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
Investment transactions in the shares of affiliated issuers for the period ended December 31, 2024 were as follows:
VALUE AT
BEGINNING
OF YEAR PURCHASES SALES
DIVIDEND/
INTEREST
VALUE AT
END
OF PERIOD
SHARES
HELD AT END
OF PERIOD
REALIZED
GAIN
(LOSS)
CHANGE IN
UNREALIZED
APPRECIATION
TCW Central Cash Fund $— $28,569,924 $(25,891,000) $225,923 $2,678,924 2,678,924 $— $—